SunAmerica Asset
Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City NJ 07311-4992
201.324.6369
201.324.6364 Fax
kfuentes@sunamerica.com
Kathleen Fuentes
Vice President & Deputy General Counsel

VIA EDGAR

October 1, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VALIC Company I

File Numbers 2-83631 and 811-03738

CIK Number 0000719423

Ladies and Gentlemen:

As Counsel to VALIC Company I and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 71 under the 1933 Act and as Amendment No. 70 under the Investment Company Act of 1940, was filed electronically and accepted September 24, 2015.

Please direct any questions to the undersigned at (201)324-6369.

Sincerely,

/s/ KATHLEEN FUENTES

Kathleen Fuentes